COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)						12 Months Ended
	Mar. 17, 2025	Jan. 27, 2025	Jan. 23, 2025	Jul. 14, 2024	May 27, 2024	Mar. 31, 2025	Mar. 31, 2024	Jul. 15, 2025	Jan. 21, 2025	Dec. 20, 2024	Sep. 30, 2024	Jul. 31, 2024	Jul. 26, 2024	May 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares outstanding		2,587,500								2,583,820
Convertible loan notes						$ 0		$ 4,350,000	$ 3,000,000	$ 5,101,781
Issued capital		$ 130				1,150	$ 477
Par value per share			$ 0.00005							$ 2.17
Capital raise	$ 250,000,000
Number of shares issued									731,707	2,347,134
Warrant reserve						$ 79,263,200
Proceeds from issue initial public offering			2,250,000
Share price		$ 4.10	$ 4.10			$ 2.098
Other expense by nature		$ 1,383,750	$ 9,225,000				$ 1,432,343
Proceeds from issue of preference shares		$ 1,261,969	$ 7,747,756
Proceeds from issue initial public offering		337,500
Increase decrease in number of ordinary shares		$ 10,608,750
Proceeds from issue of ordinary shares		$ 9,009,725
Escrow account for future expenses						$ 399,400
A1 Noor MOU [member]
IfrsStatementLineItems [Line Items]
Aggregate amount						$ 650,000
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Capital raise					$ 8,000,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Issued capital													$ 50,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Issued capital													$ 50,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding										2,583,820
Number of shares issued									731,707
Ordinary shares [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					5,086						731,707			5,086
Warrant reserve					$ 6,059,142
Share capital reserve					$ 1,940,858
Ordinary shares [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised													480,000,000
Par value per share													$ 0.0001
Ordinary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised													960,000,000
Par value per share													$ 0.00005
Series A preference shares [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					151
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding														4,170,520
Issued capital														$ 8,000,000.0
Number of shares issued			2,250,000											4,170,520
Warrants [member] | Tranche One [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,250,000
Exercise price			$ 5.13
Warrants [member] | Tranche Two [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,250,000
Exercise price			$ 6.15
Warrants [member] | Tranche Three [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,250,000
Exercise price			$ 7.18
Warrants [member] | Tranche Four [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,250,000
Exercise price			$ 8.20
Warrants [member] | Tranche Five [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,250,000
Exercise price			$ 10.25
Warrants [member] | Tranche Six [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,250,000
Exercise price			$ 12.30
Warrants [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					10,172									10,172
Preferred shares [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised													20,000,000
Par value per share													$ 0.0001
Preferred shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised													40,000,000
Par value per share													$ 0.00005
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding						410
Par value per share						$ 0.00005
Share capital reserve					$ 8,000,000
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				16,756
Description of conversion of equity				one (1) ordinary share of DSL for four hundred and ten (410) Ordinary Shares of the Company (“Ordinary Shares”)
Diginex Solutions (HK) Limited [member] | Series A preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				3,151
Description of conversion of equity				one (1) series A preferred share of DSL for four hundred and ten (410) Preferred Shares of the Company (“Preferred Shares”)
Diginex Solutions (HK) Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				10,172
Description of conversion of equity				one (1) warrant of DSL for four hundred and ten (410) warrants of the Company (“Private Warrants”).
Number of shares issued												4,170,520
Share capital reserve					$ 6,653,200
Diginex Solutions (HK) Limited [member] | Warrants [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					10,172